Document And Entity Information	Mar. 30, 2020
Cover [Abstract]
Entity Registrant Name	Houghton Mifflin Harcourt Co
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001580156
Document Period End Date	Mar. 30, 2020
Entity Emerging Growth Company	false
Entity File Number	001-36166
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1566372
Entity Address, Address Line One	125 High Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	351-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.01 par value
Trading Symbol	HMHC
Name of each exchange on which registered	NASDAQ